Loans and financing (Details) - BRL (R$) R$ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Borrowings [Abstract]
Loans and financing		R$ 560,692	R$ 385,514	R$ 15,935	R$ 26,697
Current		10,923	14,139
Non-current		549,769	371,375
Loans and financing repayment [Abstract]
Repayments of non-current borrowings		549,769	371,375
Through December 2019 [Member]
Loans and financing repayment [Abstract]
Repayments of non-current borrowings		5,648	1,709
Through December 2020 [Member]
Loans and financing repayment [Abstract]
Repayments of non-current borrowings		27,206	24,088
Through December 2021 [Member]
Loans and financing repayment [Abstract]
Repayments of non-current borrowings		54,412	40,005
Through December 2022 [Member]
Loans and financing repayment [Abstract]
Repayments of non-current borrowings		54,412	305,573
Through December 2023 [Member]
Loans and financing repayment [Abstract]
Repayments of non-current borrowings		54,412	0
Through December 2024 [Member]
Loans and financing repayment [Abstract]
Repayments of non-current borrowings		54,412	0
Through December 2025 [Member]
Loans and financing repayment [Abstract]
Repayments of non-current borrowings		R$ 299,267	0
Working Capital - CDI + 2.0% p.a. [Member]
Borrowings [Abstract]
Borrowings, interest rate	[1]	2.00%
Loans and financing	[1]	R$ 544,121	357,789
Working Capital - CDI + 0.05% p.m. [Member]
Borrowings [Abstract]
Borrowings, interest rate		0.05%
Loans and financing		R$ 1,016	2,541
BNDES - TJLP + 3.9% to 5.5% p.a. [Member]
Borrowings [Abstract]
Loans and financing	[2]	R$ 592	1,496
BNDES - TJLP + 3.9% to 5.5% p.a. [Member] | Bottom of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[2]	3.90%
BNDES - TJLP + 3.9% to 5.5% p.a. [Member] | Top of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[2]	5.50%
BNDES - TJLP + 10.30% to 12.9% p.a. [Member]
Borrowings [Abstract]
Loans and financing	[2]	R$ 16	31
BNDES - TJLP + 10.30% to 12.9% p.a. [Member] | Bottom of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[2]	10.30%
BNDES - TJLP + 10.30% to 12.9% p.a. [Member] | Top of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[2]	12.90%
BNDES - TJLP + 1.0% to 12.9% p.a. [Member]
Borrowings [Abstract]
Loans and financing	[2]	R$ 79	197
BNDES - TJLP + 1.0% to 12.9% p.a. [Member] | Bottom of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[2]	1.00%
BNDES - TJLP + 1.0% to 12.9% p.a. [Member] | Top of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[2]	12.90%
BNDES - TJLP + 2.5% to 4.6% p.a. [Member]
Borrowings [Abstract]
Loans and financing	[2]	R$ 1,087	2,643
BNDES - TJLP + 2.5% to 4.6% p.a. [Member] | Bottom of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[2]	2.50%
BNDES - TJLP + 2.5% to 4.6% p.a. [Member] | Top of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[2]	4.60%
BNDES - TJLP + 5.1% to 9.0% p.a. [Member]
Borrowings [Abstract]
Loans and financing	[2]	R$ 1,112	1,915
BNDES - TJLP + 5.1% to 9.0% p.a. [Member] | Bottom of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[2]	5.10%
BNDES - TJLP + 5.1% to 9.0% p.a. [Member] | Top of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[2]	9.00%
Lease - CDI + 1.92% p.m to 13.60% p.m [Member]
Borrowings [Abstract]
Loans and financing	[3]	R$ 12,669	R$ 18,902
Lease - CDI + 1.92% p.m to 13.60% p.m [Member] | Bottom of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[3]	1.92%
Lease - CDI + 1.92% p.m to 13.60% p.m [Member] | Top of Range [Member]
Borrowings [Abstract]
Borrowings, interest rate	[3]	13.60%

[1]	On June 13, 2017, Estre and BTG Pactual executed a private debt acknowledgment instrument (Instrumento Particular de Confissao de Divida) that progressively repealed and replaced the indenture governing the first issuance of debentures, and had substantially the same terms and conditions as those debentures. As part of Estre's debt restructuring described in Note 13, the Company partially repaid the outstanding balance of these debentures and related debt acknowledgment instrument.
[2]	Financing for investment in infrastructure and implementation of new waste treatment units and fleet renewal. The related assets are pledged as collateral in addition to the Company's and shareholders' collateral signatures.
[3]	Finance lease, guaranteed by the leased item.